Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Feb. 16, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 17, 2012
Loss Contingencies [Line Items]
Number of licensed beds		10,330
Standby letters of credit		$ 104.4			$ 54.1
Non-cancelable guarantees		73.0
Recorded liabilities		30.2	10.3
Discounted reserves for indemnity losses and loss expenses, net of amounts estimated to be recoverable under reinsurance policies		215.6	180.9
Discount rate used for malpractice claims		1.00%
Weighted average payment duration of malpractice claims, in years		3
Percentage reduction in the discount rate during the reporting period			0.50%
Increase in indemnity losses and loss expenses reserve			2.4
Undiscounted reserves for professional liability risks, net of amounts estimated to be recoverable under reinsurance policies		221.4	185.8
Estimated loss and loss expense payments for professional liability risks included in accrued expenses and other liabilities, current		40.4	53.4
Total professional liability risks expenses		66.3	68.6	60.5
The total number of days the plaintiff can file an amended complaint per court order	21
Plaintiffs claim for damages		40
Indemnity loss and related loss expense payments projected to be satisfied within, years		1
General Acute Care Hospital [Member]
Loss Contingencies [Line Items]
Number of licensed beds		250
Maximum [Member]
Loss Contingencies [Line Items]
Period over which the loan forgiven on a pro rata basis, in months		24
Maximum [Member] | Physician And Physician Group Guarantees [Member]
Loss Contingencies [Line Items]
Contractual measurement periods, years		two
Maximum [Member] | Walton Regional Medical Center [Member]
Loss Contingencies [Line Items]
Estimated remaining cost to build and equip a replacement hospital		25
Minimum [Member]
Loss Contingencies [Line Items]
Period over which the loan forgiven on a pro rata basis, in months		12
Minimum [Member] | Physician And Physician Group Guarantees [Member]
Loss Contingencies [Line Items]
Contractual measurement periods, years		one
Minimum [Member] | Walton Regional Medical Center [Member]
Loss Contingencies [Line Items]
Estimated remaining cost to build and equip a replacement hospital		$ 20